The Nightview Fund
Schedule of Investments
October 31, 2024 (Unaudited)
COMMON STOCKS — 99.44% Shares Fair Value
Communications — 13.82%
Airbnb, Inc., Class A
(a)
8,232 $ 1,109,592
Alphabet, Inc., Class A 5,222 893,536
Meta Platforms, Inc., Class A 1,148 651,582
Netflix, Inc.
(a)
677 511,832
3,166,542
Consumer Discretionary — 51.33%
Amazon.com, Inc.
(a)
14,756 2,750,518
DraftKings, Inc., Class A
(a)
27,498 971,229
Hyatt Hotels Corp., Class A 9,543 1,388,029
Las Vegas Sands Corp. 20,846 1,080,865
MGM Resorts International
(a)
26,791 987,784
Tesla, Inc.
(a)
14,014 3,501,398
Wynn Resorts Ltd. 11,334 1,088,291
11,768,114
Financials — 19.43%
BlackRock, Inc. 1,139 1,117,393
Charles Schwab Corp. (The) 15,516 1,098,998
Goldman Sachs Group, Inc. (The) 2,135 1,105,482
Morgan Stanley 9,726 1,130,648
4,452,521
Technology — 14.86%
Apple, Inc. 4,573 1,033,086
Qualcomm, Inc. 7,354 1,197,011
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR 6,170 1,175,632
3,405,729
Total Common Stocks/Investments (Cost $16,883,529) 22,792,906
Other Assets in Excess of Liabilities — 0.56% 127,971
NET ASSETS — 100.00% $ 22,920,877
(a) Non-income producing security.
ADR - American Depositary Receipt